Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements

The following table sets out the exchange rates for U.S. dollars into euros applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average(1)	high	low
2018	1.1451	1.1794	1.1352	1.2431
2017	1.1932	1.1310	1.0474	1.1932
2016	1.0474	1.1065	1.0474	1.1423

(1)	The average of the noon-buying rate at the end of each fiscal month during the period presented.

Gross Notional Amounts of Company's Foreign Currency Derivatives by Currency

The gross notional amounts of the Company’s foreign currency derivatives by currency were as follows:

	2018	2017
Euro	1,100	696
Chinese renminbi	127	132
Japanese yen	21	29
Malaysian ringgit	82	89
Singapore dollar	57	64
Swiss franc	25	34
Taiwan dollar	102	122
Thai baht	75	68
Other	51	16